Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net Income	$ (25,257,696)	$ 687,888	$ 4,267,542
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Allowance for doubtful accounts	2,795,662	1,307,518	195,187
Impairment loss	1,109,194
Depreciation and amortization	2,140,976	310,343	243,905
Deferred tax benefit	440,832	(334,045)	(47,802)
Non-cash lease expenses	120,261	84,552	107,139
Loss/(gain) from disposal of property and equipment		(1,237)
Changes in assets and liabilities:
Accounts receivable	2,034,125	(3,001,954)	(9,259,862)
Advance to suppliers	148,432	(7,542,591)	1,440,794
Prepaid expenses and other current assets	8,334,953	1,533,471	(1,504,345)
Other non-current assets	36,432	(2,061,939)	268,433
Accounts payable	1,881,259	(898,452)	(1,130,593)
Deferred revenue	363,871	(1,599,990)	(275,888)
Taxes payable		295,333	1,592,715
Accrued liabilities and other payables	(13,439)	156,840	(52,007)
Due to a related party		(225,000)	225,000
Operating lease liability	(97,343)	(86,933)	(107,550)
Net cash provided by (used in) operating activities	(5,962,481)	(11,376,196)	(4,037,332)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(623,280)	(82,733)
Prepayment for intangible items		(7,988,850)
Advance paid for brand authorization	(4,600,000)
Investment in film, net	(885,824)
Lending to related party	(13,849)
Investment of equity method investments	(43,143)	(720,000)
Net cash (used in) provided by investing activities	(6,166,096)	(8,791,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	4,141,736	3,433,810	6,341,729
Repayments of short-term bank loans	(3,307,636)	(4,956,629)	(3,472,851)
Proceeds from long-term bank loans		(245,791)	1,811,922
Repayments of long-term bank loans	(345,145)
Contribution from shareholders	338,132	33,630,162
Repayments of related party loan	(143,810)
Payment for deferred offering costs		1,197,380	(729,977)
Net cash provided by financing activities	683,277	33,058,932	3,950,823
Effect of exchange rate changes	(199,423)	184,902	47,349
Net increase (decrease) in cash	(11,644,723)	13,076,055	(39,160)
Cash at beginning of year	14,396,032	1,319,977	1,359,137
Cash at end of year	2,751,309	14,396,032	1,319,977
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	389,732	398,370	34,765
Interest expenses paid	226,296	56,733	235,361
Non-cash investing and financing activities:
Payment for R&D services received in the current period, funded through a prior period deposit designated as an investment.	$ 7,988,018